Discontinued Operations - Summarized Balance Sheet Information (Details) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended	12 Months Ended
	Feb. 28, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Aug. 31, 2019	Feb. 19, 2019	Feb. 18, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, including discontinued operation, consideration, shares											$ 42,500	$ 127,500
Proceeds from Divestiture of Businesses and Interests in Affiliates						$ 94	$ 340	$ 11,249
Cash						4,555	4,159
Accounts receivable, net						66,858	55,663
Prepaid expenses and other current assets						6,914	5,602
Current assets held for sale						89,762	75,000
Noncurrent assets held for sale						449,464	419,339
Accrued expenses and other current liabilities						1,373	1,362
Current liabilities held for sale						52,494	37,880
Noncurrent liabilities held for sale						48,243	48,922
Noncontrolling interest of discontinued operations						39,922	33,703
Disposal Group, Including Discontinued Operation, Inventory						11,435	9,576
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment						80,216	69,497
Disposal Group, Including Discontinued Operation, Goodwill						182,555	160,123
Disposal Group, Including Discontinued Operation, Intangible Assets						183,063	187,512
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent						3,630	2,207
Disposal Group, Including Discontinued Operation, Accounts Payable						30,394	20,714
Disposal Group, Including Discontinued Operation, Accrued Liabilities						20,377	15,804
disposal group due to related party						350	0
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities						40,975	44,899
Disposal Group, Including Discontinued Operation, Other Liabilities						7,268	4,023
Stockholders' Equity Attributable to Noncontrolling Interest, Discontinued Operations						20,048	19,088
Clean Earth [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses and Interests in Affiliates					$ 327,300
Disposal Group, Total enterprise value		$ 625,000			625,000
Cash						1,978	2,907
Accounts receivable, net						59,689	50,070
Prepaid expenses and other current assets						6,140	4,778
Current assets held for sale						67,807	57,755
Noncurrent assets held for sale						339,998	294,922
Accrued expenses and other current liabilities						867	796
Current liabilities held for sale						43,066	31,939
Noncurrent liabilities held for sale						33,474	30,389
Disposal Group, Including Discontinued Operation, Inventory						0	0
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment						62,060	48,852
Disposal Group, Including Discontinued Operation, Goodwill						144,778	119,099
Disposal Group, Including Discontinued Operation, Intangible Assets						129,530	124,764
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent						3,630	2,207
Disposal Group, Including Discontinued Operation, Accounts Payable						26,135	18,480
Disposal Group, Including Discontinued Operation, Accrued Liabilities						16,064	12,663
disposal group due to related party						0	0
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities						28,300	29,174
Disposal Group, Including Discontinued Operation, Other Liabilities						5,174	1,215
Stockholders' Equity Attributable to Noncontrolling Interest, Discontinued Operations						8,888	7,357
Disposal Group, repayment of intercompany loans		224,600			$ 224,600
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		2,200	$ 206,300
Manitoba Harvest
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration											$ 419,000
Disposal Group, including discontinued operation, consideration, cash	$ 50,000									$ 28,400		$ 150,000
Disposal Group, including discontinued operation, consideration, shares	42,500									$ 19,600
Debt and Equity Securities, Realized Gain (Loss), Excluding Other-than-temporary Impairment		$ (4,900)		$ 5,300
Proceeds from Divestiture of Businesses and Interests in Affiliates	124,200
Cash						2,577	1,252
Accounts receivable, net						7,169	5,593
Prepaid expenses and other current assets						774	824
Current assets held for sale						21,955	17,245
Noncurrent assets held for sale						109,466	124,417
Accrued expenses and other current liabilities						506	566
Current liabilities held for sale						9,428	5,941
Noncurrent liabilities held for sale						14,769	18,533
Disposal Group, Including Discontinued Operation, Inventory						11,435	9,576
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment						18,156	20,645
Disposal Group, Including Discontinued Operation, Goodwill						37,777	41,024
Disposal Group, Including Discontinued Operation, Intangible Assets						53,533	62,748
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent						0	0
Disposal Group, Including Discontinued Operation, Accounts Payable						4,259	2,234
Disposal Group, Including Discontinued Operation, Accrued Liabilities						4,313	3,141
disposal group due to related party						350	0
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities						12,675	15,725
Disposal Group, Including Discontinued Operation, Other Liabilities						2,094	2,808
Stockholders' Equity Attributable to Noncontrolling Interest, Discontinued Operations						$ 11,160	$ 11,731
Disposal Group, Deferred Gain on Disposal				48,200
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal				$ 121,700
Disposal Group, Net indebtedness	$ 71,300
Subsequent Event [Member] | Manitoba Harvest
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, including discontinued operation, consideration, shares									$ 49,000